SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Summary Of Significant Accounting Policies [Abstract]
BASIS OF PREPARATION	These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the fiscal year 2024 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, previously filed with the United States Securities and Exchange Commission on March 20, 2025 (“2024 audited consolidated financial statements”).
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
(A) Derivative Financial Instruments

On April 17, 2025, the Company entered into a Cross-Currency Interest Rate Swap (“CCIRS”) with Wells Fargo Bank, National Association (“Wells Fargo”), a derivative financial instrument to manage its exposure to interest rate and foreign exchange risks.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated as effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

(B) Hedge Accounting

The Group designates a CCIRS as a hedging instrument in respect of foreign currency risk and interest rate risk as a cash flow hedge. At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:

–there is an economic relationship between the hedged item and the hedging instrument;
–the effect of credit risk does not dominate the value of changes that result from that economic     relationship;
–the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the group actually hedges and the quantity of the hedging instrument that the Group actually uses to     hedge that quantity of the hedged item.

The effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (loss) (“OCI”) and accumulated in the hedging reserve within the balance sheet, limited to the cumulative change in fair value of the hedged item from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss. The amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affect profit or loss.

When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss. If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss.

NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2025
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2025

The Group has analyzed the following amendment to an existing standard that is mandatory for the Group’s accounting period beginning on January 1, 2025, and determined it had limited or no impact on the Group’s financial statements:
▪Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability Statements
Standards Issued but Not Yet Effective
There were a number of standards and interpretations which were issued but not yet effective until periods beginning after January 1, 2025, and therefore have not been adopted within these interim condensed consolidated financial statements. The Group is still in the process of assessing the impact of IFRS 18. The rest of the amendments are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.
Effective for annual periods beginning after January 1, 2025:
▪Contracts referencing nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7 (effective as from January 1, 2026)
▪Annual improvements volume 11 (effective as from January 1, 2026)
▪Amendments to the Classification and Measurement of Financial Instruments (effective as from January 1, 2026)
▪IFRS 18 Presentation and Disclosure in Financial Statements (effective as from January 1, 2027)
▪IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective as from January 1, 2027)

ACCOUNTING FOR ASSETS ACQUISITIONS AND ACCOUNTING FOR BUSINESS COMBINATIONS
ACCOUNTING FOR ASSETS ACQUISITIONS

As amended, IFRS 3 defines a business as an integrated set of activities and assets, which must include at a minimum an input and a substantive process that together significantly contribute to the ability to create output. Entities are also allowed to perform an optional concentration test. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the acquired integrated set does not constitute a business.

During the year ended December 31, 2024, the Group made separate acquisitions of intellectual property consisting of domain names and related assets.

On April 1, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited and GDC UKGB Limited, as purchasers, acquired from XL Media PLC and XL Media Publishing Limited, as sellers, Freebets.com and related assets (the “Freebets.com Assets”). The Company guaranteed certain payment obligations in connection with the acquisition of the Freebets.com Assets. Management performed an assessment of the application of IFRS 3, ‘Business Combinations’ in concluding whether the acquisition meets the definition of a business. The Company concluded that the Freebets.com Assets did not meet the definition of a business, and, therefore, the acquisition was accounted for as an asset acquisition. The consideration has been allocated on a relative fair value basis to domain names, customer contracts and content assets.

Amounts committed on the acquisition of the Freebets.com Assets consist of contractual obligations resulting from the purchase of such intangible assets. Some of the obligations have a predetermined value, while others include future payments of performance-based amounts. These obligations are further referred to as deferred and contingent consideration, respectively. The contingent consideration is measured at fair value, which is determined on the date of purchase and subsequently, at each reporting date, by calculating the expected cash outflow. Subsequent movement in contingent consideration related to asset acquisitions are capitalized as part of the related intangible assets. As of December 31, 2024, the contingent consideration relating to the acquisition of the Freebets.com Assets acquired became fixed because the performance period elapsed. As a result, the liability was presented as deferred consideration (See Note 16).
FREEBETS.COM ASSETS DEFERRED CONSIDERATION PAYMENT

The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2024 acquisition of the Freebets.com Assets.

	Six months ended June 30,
	2025	2024
Investing activities	10,503	—
Financing activities	675	—
Total	11,178	—

ACCOUNTING FOR BUSINESS COMBINATIONS
The Company is required to allocate the acquisition of cost of entities and activities through business combinations on the basis of the fair value of the acquired assets and assumed liabilities. The Company uses external valuations to determine the fair value. The valuations include management estimates and assumptions as to future cash flow projections from the acquired business and selection of models to compute the fair value of the acquired components and their depreciation period. Estimates made by management influence the amounts of the acquired assets and assumed liabilities and the depreciation and amortization of acquired assets in profit or loss (See Note 5).
SEGMENT REPORTING
SEGMENT REPORTING
An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Company’s Chief Executive Officer (“CEO”). The CEO reviews the Group’s consolidated reports distributed internally on a monthly basis, and includes key metrics such as new depositing customers, revenue, operating expenses, and adjusted EBITDA (defined as EBITDA adjusted to exclude the effect of non-recurring items, significant non-cash items, share-based payment expense, foreign exchange gains (losses), fair value of contingent consideration, and other items). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.